Cover Page	Oct. 29, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	EXPAND ENERGY CORPORATION
Entity Incorporation, State or Country Code	OK
Entity File Number	001-13726
Entity Tax Identification Number	73-1395733
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	(405)
Local Phone Number	848-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000895126
Amendment Flag	false
Class A Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Warrants to purchase Common Stock
Trading Symbol	EXEEW
Security Exchange Name	NASDAQ
Class B Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class B Warrants to purchase Common Stock
Trading Symbol	EXEEZ
Security Exchange Name	NASDAQ
Class C Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class C Warrants to purchase Common Stock
Trading Symbol	EXEEL
Security Exchange Name	NASDAQ
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EXE
Security Exchange Name	NASDAQ